Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021 USD ($)
Income Tax [Line Items]
Operating loss carryforwards	¥ 183,507	¥ 168,961
Retained Earnings (Accumulated Deficit)	¥ 425,125	¥ 952,001				$ 66,711
Applicability of Preferential Income Tax Rate	25.00%
Preferential Income Tax Rate	15.00%
Profits tax rate	¥ 2,000
Profits tax rate, percentage	8.25%
valid term of years	3 years	3 years	3 years	3 years	3 years
Statutory income tax rate	25.00%	25.00%	25.00%
PRC Tax Administration and Collection Law
Income Tax [Line Items]
Underpayment of tax liability	¥ 100
Statute of limitations period if underpayment of taxes due to computational errors by taxpayer or withholding agent	3 years
Statute of limitations extended period under special circumstances	5 years
Statute of limitations under related party transactions	10 years
CHINA
Income Tax [Line Items]
Retained Earnings (Accumulated Deficit)	¥ 1,462,328	¥ 1,254,228